Guarantees and Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Securities Lending Indemnifications [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 6,298
Collateral Held	6,461
Tender Option Bond Program Guarantee [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	2,036
Collateral Held	2,374
Standby Letters of Credit [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 9,789
Weighted-average term of standby letter of credit arrangements	19 months
Carrying Amount	$ 70
Third Party Borrowing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	2
Asset Sales [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	6,165
Carrying Amount	80
Merchant Processing [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	89,352
Carrying Amount	211
Collateral Held	579
Airline Processing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Value of airline tickets purchased to deliver at future date through card transactions	6,000
Representation and Warranty [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Carrying Amount	19	$ 9
Unresolved representation and warranty claims from GSEs	13	$ 10
Unresolved Merchant Charge-backs [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Carrying Amount	26
Collateral Held	137
Escrow Deposits Letters of Credit Indemnities [Member] | Airline Processing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Collateral Held	442
Merchant Escrow Deposits [Member] | Airline Processing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Carrying Amount	185
Wholly Owned Unconsolidated Trust [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 681
Percentage of common equity in wholly owned USB Capital IX	100.00%
Total assets of trust consisting primarily of Series A Preferred Stock	$ 682
Subsidiaries Financial Performance [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 611